36. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management Tables Abstract
Schedule of consolidated derivative financial instruments
	2018				2017
	Assets	Liabilities	Net	Assets	Liabilities	Net

Transactions involving derivatives	81,408	(11,618)	69,790	80,790	(32,463)	48,327

Current portion	50,769	(2,373)	48,396	53,875	(14,044)	39,831
Non-current portion	30,639	(9,245)	21,394	26,915	(18,419)	8,496

Schedule of long term maturities of financial derivative instruments
	Assets	Liabilities
2020	7,109	(1,541)
2021	6,282	(1,541)
2022 onwards	17,248	(6,163)
	30,639	(9,245)

Schedule of consolidated financial assets and liabilities valued at fair value
2018
	Level 1	Level 2	Total
Total assets	784,841	81,408	866,249

Financial assets valued at fair value	784,841	81,408	866,249

Derivatives used for hedging purposes	-	81,408	81,408
Securities	784,841	-	784,841

Total liabilities	-	11,618	11,618

Financial liabilities valued at fair value through profit or loss	-	11,618	11,618

Derivatives used for hedging purposes	-	11,618	11,618

2017
	Level 1	Level 2	Total
Total assets	765,614	80,790	846,404

Financial assets valued at fair value	765,614	80,790	846,404

Derivatives used for hedging purposes	-	80,790	80,790
Securities	765,614	-	765,614

Total liabilities	-	32,463	32,463

Financial liabilities valued at fair value through profit or loss	-	32,463	32,463

Derivatives used for hedging purposes	-	32,463	32,463

Schedule of financial instruments by category
December 31, 2018
	Measured at amortized cost	Fair value through profit or loss	Total
Assets, per balance sheet	5,639,420	871,478	6,510,898

Derivative financial instruments	-	81,408	81,408
Trade accounts receivable and other accounts receivable, excluding prepayments	2,969,116	-	2,969,116
Marketable securities	-	790,070	790,070
Cash and cash equivalents	1,075,530	-	1,075,530
Leasing	208,049	-	208,049
Judicial deposits	1,345,113	-	1,345,113
Other assets to offset	41,612	-	41,612

	Measured at amortized cost	Fair value through profit or loss	Total
	8,296,570	11,618	8,308,188
Liabilities per balance sheet
Borrowing and financing	1,663,017		1,663,017
Derivative financial instruments		11,618	11,618
Suppliers and other obligations, excluding legal obligations	4,323,374		4,323,374
Leasing	1,940,074	-	1,940,074
Dividends payable	370,105	-	370,105

December 31, 2017
	Measured at amortized cost	Fair value through profit or loss	Total
Assets, per balance sheet	7,168,259	849,401	8,017,660

Derivative financial instruments	-	80,790	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	-	2,567,063
Marketable securities	-	768,611	768,611
Cash and cash equivalents	2,960,718	-	2,960,718
Leasing	205,311	-	205,311
Judicial deposits	1,366,576	-	1,366,576
Other assets to offset	68,571	-	68,571

	Measured at amortized cost	Fair value through profit or loss	Total

	10,708,264	32,463	10,740,727

Liabilities per balance sheet	-	-	-
Borrowing and financings	4,690,944	-	4,690,944
Derivative financial instruments	-	32,463	32,463
Suppliers and other obligations, excluding legal obligations	3,986,557	-	3,986,557
Leasing	1,887,172	-	1,887,172
Dividends payable	143,591	-	143,591

Schedule of derivative financial instruments outstanding

December 31, 2018

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	SWAP Type	DEBT	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	43,420	43,420	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	378,595	393,387	100%	LIBOR 6M + 0.75% p.a.	85.50% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	116,466	116,466	100%	2.18% p.a.	88.20% of CDI

December 31, 2017

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	Swap type	Debt	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	110,937	110,937	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	260,522	260,522	100%	100% LIBOR 6M + 0.75% p.a.	80,29% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	198,990	198,990	100%	2.18% p.a.	87.62% of CDI

Schedule of sensitivity analysis of derivative financial instrument
Description	2018	Probable Scenario	Possible Scenario	Remote Scenario

Debt in USD (Cisco and KFW)	549,393	549,393	700,368	869,825
A) ∆ Aggregate debt variation			150,975	320,432
Fair value of the asset side of the swap	549,393	549,393	700,368	869,825
Fair value of the liability side of the swap	483,503	483,503	470,044	467,868
Swap result	1,032,896	1,032,896	1,170,412	1,337,692
B) ∆ Aggregate swap variation			137,516	304,797
C) Final result (B-A)			13,459	15,635

Schedule of risk variable of derivative financial instruments
Risk variable	Probable scenario	Possible scenario	Remote scenario
	(current)
CDI	6.40%	8.00%	9.60%
LIBOR	2.88%	3.59%	4.31%
USD	3.8748	4.8435	5.8122

Schedule of position showing gains and losses with derivatives
2018
Net income from USD vs. CDI transactions	58,508

Schedule of capital management
	2018	2017

Total borrowing and derivatives (Notes 19 and 36)	1,593,227	4,642,617
Commercial leases - Liabilities (Note 15)	1,940,074	1,887,172
Commercial leases - Assets (Note 15)	(208,049)	(205,331)
Less: Cash and cash equivalents (Note 4)	(1,075,530)	(2,960,718)
FIC (Note 5)	(784,841)	(765,614)

Net debt - Unaudited	1,464,881	2,598,126

EBITDA (1) (past 12 months) - Unaudited	6,371,844	5,947,023

Financial leverage ratio (*) - Unaudited	0.23	0.44

(1) Reconciliation with net income for the year:

Net income for the year	2,545,101	1,234,507
Depreciation and amortization	3,954,321	4,013,671
Net financial result	537,333	497,836
Income and social contribution taxes	(664,911)	201,009
EBITDA (Unaudited) (**)	6,371,844	5,947,023

(*) The variation in the ratio includes the effect of the sale of towers.

(**) Earnings before interest, tax, depreciation and amortization.

Changes in liabilities arising from financing activities
	Borrowing and financing	Financial leasing	Derivative financial instruments (assets) liabilities

December 31, 2017	4,690,944	1,887,172	(48,327)
Inflow	166,548	38,985	(13,628)
Financial charges	284,037	266,328	15,423
Foreign exchange rate variations, net	73,889	-	(73,931)
Payments	(3,552,400)	(252,411)	50,673
December 31, 2018	1,663,018	1,940,074	(69,790)

	Borrowings and financing	Finance lease	Financial instruments (assets) liabilities

December 31, 2016	6,719,782	1,802,238	(135,449)
Additions	646,854	48,957	17.675
Financial interests	611,369	257,305	53,062
Foreign exchange variations, net	(16,491)		16,385
Payments	(3,270,570)	(219,189)	-
Other		(2,139)	-
December 31, 2017	4,690,944	1,887,172	(48,327)